Inventories - Summary of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Raw materials and supplies	€ 248.3	€ 44.3
Unfinished goods	84.5	19.4
Finished goods	169.7	0.4
Total	€ 502.5	€ 64.1